CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (275,006)	$ (125,328)	$ (148,250)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	8,361	14,342	16,770
Share-based compensation	127,003	3,254	13,184
(Gains) losses from disposal of property and equipment	(36)	1,124	(39)
Realized losses (gains) from investments	(5,697)	(2,993)	107
Deferred income tax		(120)	(476)
Changes in fair value of warrants liability	(5,617)	3,030	(3,887)
Changes in fair value of equity investment	21,285	4,727
Unrealized foreign exchange (gains) losses	550	681	(2,782)
Noncash lease expense	6,238	5,515	4,420
Changes in operating assets and liabilities:
Accounts receivable	2,016	(16,367)	(26,529)
Amounts due from related parties	(2,672)	5,625	(6,213)
Prepaid expenses and other current assets	(9,857)	(5,027)	(9,878)
Other non-current assets	3,739	302	(5,883)
Accounts payable and other current liabilities	23,220	(1,149)	19,007
Right-of-use assets	(11,377)	(3,424)	(9,870)
Operating lease liabilities, current and non-current	7,206	345	5,718
Other non-current liabilities	(114)	42	(167)
Net cash used in operating activities	(110,758)	(115,421)	(154,768)
Cash flows from investing activities:
Purchases of property, equipment and software	(11,397)	(5,091)	(12,033)
Purchases of short-term investments	(513,596)	(66,088)	(193,825)
Proceeds from the sales and maturities of short-term investments	488,643	172,214	204,479
Prepayment for long-term investments	(52,823)
Purchases of long-term investments	(113,842)	(15,000)	(19,411)
Proceeds from the sales and maturities of long-term investments	21,696	49,590	69,599
Proceeds from disposal of property and equipment	52	869	520
Net cash provided by (used in) investing activities	(181,267)	136,494	49,329
Cash flows from financing activities:
Net proceeds from issuance of Series D convertible redeemable preferred shares		104,006	186,342
Proceeds from issuance of Class A ordinary shares upon the completion of IPO and CPP, net of issuance costs of $9,442	408,404
Payments for finance lease liabilities	(1,015)	(1,061)	(853)
Proceeds from loans in connection to warrant issuance			3,946
Payments for loans in connection to warrant issuance		(3,829)
Settlement of RSUs and share options		(3,558)	(5,399)
Payment for the repurchase of ordinary shares		(994)
Payment for the repurchase of Series A convertible redeemable preferred shares		(4,800)
Capital contribution by non-controlling shareholders of subsidiary			7,537
Net cash provided by financing activities	407,389	89,764	191,573
Effect of exchange rate changes on cash and cash equivalents	(5,397)	(3,150)	(10,607)
Increase in cash and cash equivalents	109,967	107,687	75,527
Cash, cash equivalents and restricted cash at beginning of year	426,205	318,518	242,991
Cash, cash equivalents and restricted cash at end of year	536,172	426,205	318,518
Cash and cash equivalents	535,976	425,960	316,262
Restricted cash	196	245	2,256
Cash, cash equivalents and restricted cash at end of year	536,172	426,205	318,518
Supplemental disclosure of cash flow information
- Cash paid for income tax	1	434	9
Non-cash investing and financing activities
- Payable for purchase of property and equipment, and not paid yet	$ 148	212	110
- Deemed dividend upon warrant granted to a shareholder			828
- Issuance of ordinary shares for share options exercised through other payables			$ 50
- Accounts receivable settled in shares		$ 10,000